Related Party Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Related Party Transactions (Details) [Line Items]
Equity interest ownership	The franchisees were originally incorporated with the Company shown as a 51.0% owner and subsequently as a 1.25% owner. The intent of having such ownership percentage in the franchisees was to enable the franchisees to register their respective individual business name to include the words “Jiuzi” as required by the local business bureau. Subsequent to the successful registration by the franchisees and completion of the Company’s obligations under the franchise and license agreement, the Company will decrease its ownership interest in these franchisees to 0%. The Company’s percentage of shareholding is nominal, inconsequential, and symbolic. The Company’s equity interest of 51.0% and 1.25% in the franchisees were symbolic in nature.
Revenues from related party	$ 35,085	$ 88,851	$ 139,780
Outstanding payable	$ 6,849
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Ownership interest percentage	51.00%
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Ownership interest percentage	1.25%
Shuibo Zhang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties receivables	$ 13,556	296,252
Qi Zhang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties receivables	22,922	38,806
Mr. Ruchun Huang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties receivables	$ 30,675	$ 32,491